VIA EDGAR

                              February 6, 1997

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:  Putnam Asset Allocation Funds (Reg. No. 33-51017) (811-7121)
     (the "Trust")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of prospectus that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 4 to the Trust's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on January 31, 1997.

     Comments or questions concerning this certificate may be directed to Frederick S. Marius at 1-800-225-2465, ext. 11796.

                         Very truly yours,

                         Putnam Asset Allocation Funds

                              /s/ Gordon H. Silver
                         By:  ----------------------------------
                              Gordon H. Silver
                              Vice President


cc:  Bryan Chegwidden, Esq.